UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number   811-09235
                                                      -----------

                       First Defined Portfolio Fund, LLC
      -------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      -------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      -------------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code:   630-765-8000
                                                           --------------

                    Date of fiscal year end:   December 31
                                              -------------

                  Date of reporting period:   March 31, 2011
                                             ----------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.



TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2011 (UNAUDITED)


     SHARES                                     DESCRIPTION                                    VALUE
--------------   --------------------------------------------------------------------     ---------------

COMMON STOCKS - 98.5%

                 AEROSPACE & DEFENSE - 1.4%
         2,662   GeoEye, Inc. (b)....................................................     $       110,686
           698   Huntington Ingalls Industries, Inc. (b).............................              28,981
         4,455   Northrop Grumman Corp. .............................................             279,373
                                                                                          ---------------
                                                                                                  419,040
                                                                                          ---------------

                 AIR FREIGHT & LOGISTICS - 0.1%
         2,162   Park-Ohio Holdings Corp. (b)........................................              44,667
                                                                                          ---------------

                 AIRLINES - 0.2%
         7,108   US Airways Group, Inc. (b)..........................................              61,911
                                                                                          ---------------

                 AUTO COMPONENTS - 2.3%
         3,945   Autoliv, Inc. ......................................................             292,837
         2,706   Tenneco, Inc. (b)...................................................             114,870
         5,356   TRW Automotive Holdings Corp. (b)...................................             295,009
                                                                                          ---------------
                                                                                                  702,716
                                                                                          ---------------

                 AUTOMOBILES - 3.4%
        68,529   Ford Motor Co. (b)..................................................           1,021,767
                                                                                          ---------------

                 BIOTECHNOLOGY - 0.9%
         3,825   Biogen Idec, Inc. (b)...............................................             280,717
                                                                                          ---------------

                 CHEMICALS - 0.6%
         2,574   Innophos Holdings, Inc. ............................................             118,687
           372   PPG Industries, Inc. ...............................................              35,418
           247   Sherwin-Williams (The) Co. .........................................              20,746
                                                                                          ---------------
                                                                                                  174,851
                                                                                          ---------------

                 COMMERCIAL BANKS - 3.5%
        24,018   Banco Bilbao Vizcaya Argentaria S.A., ADR ..........................             288,216
        22,857   Banco Santander S.A., ADR ..........................................             267,884
         2,037   Bank of The Ozarks, Inc. ...........................................              89,037
         4,011   Community Bank System, Inc. ........................................              97,347
        13,815   F.N.B. Corp. .......................................................             145,610
        15,702   Susquehanna Bancshares, Inc. .......................................             146,814
                                                                                          ---------------
                                                                                                1,034,908
                                                                                          ---------------

                 COMMUNICATIONS EQUIPMENT - 1.0%
         3,679   Finisar Corp. (b)...................................................              90,503
         4,324   NetGear, Inc. (b)...................................................             140,271
         5,924   Oclaro, Inc. (b)....................................................              68,185
                                                                                          ---------------
                                                                                                  298,959
                                                                                          ---------------

                 COMPUTERS & PERIPHERALS - 4.7%
         3,527   Apple, Inc. (b).....................................................           1,228,983
         4,161   SanDisk Corp. (b)...................................................             191,781
                                                                                          ---------------
                                                                                                1,420,764
                                                                                          ---------------

                 CONSUMER FINANCE - 1.0%
         5,594   EZCORP, Inc. (b)....................................................             175,596


                             See Notes to Quarterly Portfolio of Investments


                                                                          Page 1


TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (Continued)
MARCH 31, 2011 (UNAUDITED)


     SHARES                                     DESCRIPTION                                    VALUE
--------------   --------------------------------------------------------------------     ---------------

COMMON STOCKS - (Continued)

                 CONSUMER FINANCE - (Continued)
         1,908   World Acceptance Corp. (b)..........................................     $       124,401
                                                                                          ---------------
                                                                                                  299,997
                                                                                          ---------------

                 CONTAINERS & PACKAGING - 0.3%
        10,190   Boise, Inc. ........................................................              93,340
                                                                                          ---------------

                 DIVERSIFIED CONSUMER SERVICES - 0.3%
         1,164   Pre-Paid Legal Services, Inc. (b)...................................              76,824
                                                                                          ---------------

                 DIVERSIFIED FINANCIAL SERVICES - 0.6%
         2,059   Portfolio Recovery Associates, Inc. (b).............................             175,283
                                                                                          ---------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 7.0%
        31,322   AT&T, Inc. .........................................................             958,453
        18,906   Deutsche Telekom AG, ADR ...........................................             291,530
        11,511   France Telecom S.A., ADR ...........................................             259,113
         3,462   General Communication, Inc. (b).....................................              37,874
        16,493   Koninklijke Kpn N.V., ADR ..........................................             282,855
        10,626   Telefonica S.A., ADR ...............................................             267,988
                                                                                          ---------------
                                                                                                2,097,813
                                                                                          ---------------

                 ELECTRIC UTILITIES - 3.6%
         7,980   E.ON AG, ADR .......................................................             244,826
        48,323   Enel SpA, ADR ......................................................             304,435
         7,870   Iberdrola S.A., ADR ................................................             272,932
        12,417   Scottish & Southern Energy PLC, ADR ................................             254,176
                                                                                          ---------------
                                                                                                1,076,369
                                                                                          ---------------

                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.8%
         2,048   DTS, Inc. (b).......................................................              95,498
         4,419   Power-One, Inc. (b).................................................              38,667
         6,776   Vishay Intertechnology, Inc. (b)....................................             120,206
                                                                                          ---------------
                                                                                                  254,371
                                                                                          ---------------

                 ENERGY EQUIPMENT & SERVICES - 0.6%
           172   FMC Technologies, Inc. (b)..........................................              16,250
         6,681   RPC, Inc. ..........................................................             169,163
                                                                                          ---------------
                                                                                                  185,413
                                                                                          ---------------

                 FOOD PRODUCTS - 0.7%
         2,634   Diamond Foods, Inc. ................................................             146,977
           872   Mead Johnson Nutrition Co. .........................................              50,515
                                                                                          ---------------
                                                                                                  197,492
                                                                                          ---------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - 1.3%
         1,497   C.R. Bard, Inc. ....................................................             148,667
         3,354   Cyberonics, Inc. (b)................................................             106,691
         1,937   Varian Medical Systems, Inc. (b)....................................             131,018
                                                                                          ---------------
                                                                                                  386,376
                                                                                          ---------------

                 HEALTH CARE PROVIDERS & SERVICES - 0.7%
         1,495   Air Methods Corp. (b)...............................................             100,539


                             See Notes to Quarterly Portfolio of Investments


                                                                          Page 2


TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (Continued)
MARCH 31, 2011 (UNAUDITED)


     SHARES                                     DESCRIPTION                                    VALUE
--------------   --------------------------------------------------------------------     ---------------

COMMON STOCKS - (Continued)

                 HEALTH CARE PROVIDERS & SERVICES - (Continued)
         3,964   Hanger Orthopedic Group, Inc. (b)...................................     $       103,183
                                                                                          ---------------
                                                                                                  203,722
                                                                                          ---------------

                 HOTELS, RESTAURANTS & LEISURE - 3.5%
        11,926   McDonald's Corp. ...................................................             907,449
         8,537   Texas Roadhouse, Inc. ..............................................             145,044
                                                                                          ---------------
                                                                                                1,052,493
                                                                                          ---------------

                 INSURANCE - 3.6%
         2,154   ACE Ltd. ...........................................................             139,364
         6,594   Berkshire Hathaway, Inc. (b)........................................             551,456
         1,939   Chubb Corp. ........................................................             118,880
         9,336   Zurich Financial Services AG, ADR ..................................             262,155
                                                                                          ---------------
                                                                                                1,071,855
                                                                                          ---------------

                 INTERNET & CATALOG RETAIL - 3.5%
         9,970   Liberty Media Corp. - Interactive, Class A (b)......................             159,919
         1,936   Netflix, Inc. (b)...................................................             459,471
           861   priceline.com, Inc. (b).............................................             436,045
                                                                                          ---------------
                                                                                                1,055,435
                                                                                          ---------------

                 INTERNET SOFTWARE & SERVICES - 5.1%
         4,669   Baidu, Inc., ADR (b)................................................             643,435
        22,948   eBay, Inc. (b)......................................................             712,306
         5,492   j2 Global Communications, Inc. (b)..................................             162,069
                                                                                          ---------------
                                                                                                1,517,810
                                                                                          ---------------

                 IT SERVICES - 5.7%
         5,086   Cardtronics, Inc. (b)...............................................             103,500
         5,272   Cognizant Technology Solutions Corp., Class A (b)...................             429,141
         6,266   International Business Machines Corp. ..............................           1,021,796
         2,990   Teradata Corp. (b)..................................................             151,593
                                                                                          ---------------
                                                                                                1,706,030
                                                                                          ---------------

                 LEISURE EQUIPMENT & PRODUCTS - 0.2%
         2,239   Sturm Ruger & Co, Inc. .............................................              51,430
                                                                                          ---------------

                 LIFE SCIENCES TOOLS & SERVICES - 0.6%
         7,010   PAREXEL International Corp. (b).....................................             174,549
                                                                                          ---------------

                 MACHINERY - 3.4%
         1,825   Joy Global, Inc. ...................................................             180,328
         3,792   NN, Inc. (b)........................................................              69,242
         1,770   Pall Corp. .........................................................             101,970
        23,666   Tata Motors Ltd., ADR ..............................................             657,678
                                                                                          ---------------
                                                                                                1,009,218
                                                                                          ---------------

                 MEDIA - 1.2%
         3,246   Arbitron, Inc. .....................................................             129,937
         2,207   Valassis Communications, Inc. (b)...................................              64,312


                             See Notes to Quarterly Portfolio of Investments


                                                                          Page 3


TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (Continued)
MARCH 31, 2011 (UNAUDITED)


     SHARES                                     DESCRIPTION                                    VALUE
--------------   --------------------------------------------------------------------     ---------------

COMMON STOCKS - (Continued)

                 MEDIA - (Continued)
         5,568   Virgin Media, Inc. .................................................     $       154,735
                                                                                          ---------------
                                                                                                  348,984
                                                                                          ---------------

                 METALS & MINING - 0.4%
         2,141   Freeport-McMoRan Copper & Gold, Inc. ...............................             118,933
                                                                                          ---------------

                 MULTI-UTILITIES - 2.6%
         6,666   GDF Suez S.A., ADR .................................................             273,306
         5,428   National Grid PLC, ADR .............................................             260,761
         3,658   RWE AG, ADR ........................................................             233,746
                                                                                          ---------------
                                                                                                  767,813
                                                                                          ---------------

                 MULTILINE RETAIL - 1.2%
         2,598   Dillard's, Inc. ....................................................             104,232
         2,189   Dollar Tree, Inc. (b)...............................................             121,533
         2,353   Family Dollar Stores, Inc. .........................................             120,756
                                                                                          ---------------
                                                                                                  346,521
                                                                                          ---------------

                 OIL, GAS & CONSUMABLE FUELS - 4.2%
         5,529   Eni S.p.A., ADR ....................................................             271,640
         7,409   Exxon Mobil Corp. ..................................................             623,319
           196   Newfield Exploration Co (b).........................................              14,898
         4,502   Total S.A., ADR ....................................................             274,487
        13,919   USEC, Inc. (b)......................................................              61,243
                                                                                          ---------------
                                                                                                1,245,587
                                                                                          ---------------

                 PAPER & FOREST PRODUCTS - 0.3%
         5,540   Kapstone Paper and Packaging Corp. (b)..............................              95,122
                                                                                          ---------------

                 PHARMACEUTICALS - 2.2%
         5,232   Astrazeneca PLC, ADR ...............................................             241,300
         6,151   GlaxoSmithKline PLC, ADR ...........................................             236,260
         7,693   Impax Laboratories, Inc. (b)........................................             195,787
                                                                                          ---------------
                                                                                                  673,347
                                                                                          ---------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.6%
         5,501   Altera Corp. .......................................................             242,154
        20,846   Atmel Corp. (b).....................................................             284,131
         5,587   Fairchild Semiconductor International, Inc. (b).....................             101,683
        17,278   GT Solar International, Inc. (b)....................................             184,184
         2,170   LAM Research Corp. (b)..............................................             122,952
        12,533   RF Micro Devices, Inc. (b)..........................................              80,337
        20,768   Texas Instruments, Inc. ............................................             717,742
         7,153   Triquint Semiconductor, Inc. (b)....................................              92,345
         4,626   Xilinx, Inc. .......................................................             151,733
                                                                                          ---------------
                                                                                                1,977,261
                                                                                          ---------------

                 SOFTWARE - 4.9%
         3,947   ACI Worldwide, Inc. (b).............................................             129,462
        32,824   Microsoft Corp. ....................................................             832,417
         4,953   NetScout Systems, Inc. (b)..........................................             135,316


                             See Notes to Quarterly Portfolio of Investments


                                                                          Page 4


TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (Continued)
MARCH 31, 2011 (UNAUDITED)


     SHARES                                     DESCRIPTION                                    VALUE
--------------   --------------------------------------------------------------------     ---------------

COMMON STOCKS - (Continued)

                 SOFTWARE - (Continued)
         4,123   Smith Micro Software, Inc. (b)......................................     $        38,591
         4,370   Synchronoss Technologies, Inc. (b)..................................             151,857
         3,012   Ultimate Software Group, Inc. (b)...................................             176,955
                                                                                          ---------------
                                                                                                1,464,598
                                                                                          ---------------

                 SPECIALTY RETAIL - 6.7%
           818   AutoZone, Inc. (b)..................................................             223,772
         3,089   Childrens Place Retail Stores (The), Inc. (b).......................             153,925
         3,339   Hibbett Sports, Inc. (b)............................................             119,570
        26,314   Home Depot (The), Inc. .............................................             975,197
         3,605   Monro Muffler Brake, Inc. ..........................................             118,893
         4,322   Pier 1 Imports, Inc. (b)............................................              43,868
         2,089   Ross Stores, Inc. ..................................................             148,570
         8,037   Sally Beauty Holdings, Inc. (b).....................................             112,598
         3,350   Vitamin Shoppe, Inc. (b)............................................             113,330
                                                                                          ---------------
                                                                                                2,009,723
                                                                                          ---------------

                 TEXTILES, APPAREL & LUXURY GOODS - 2.5%
         1,765   Deckers Outdoor Corp. (b)...........................................             152,055
         2,974   Fossil, Inc. (b)....................................................             278,515
         2,304   G-III Apparel Group Ltd. (b)........................................              86,584
         2,816   Maidenform Brands, Inc. (b).........................................              80,453
         3,354   Steven Madden Ltd. (b)..............................................             157,403
                                                                                          ---------------
                                                                                                  755,010
                                                                                          ---------------

                 TOBACCO - 1.9%
           631   Lorillard, Inc. ....................................................              59,951
         7,652   Philip Morris International, Inc. ..................................             502,201
                                                                                          ---------------
                                                                                                  562,152
                                                                                          ---------------

                 TRADING COMPANIES & DISTRIBUTORS - 0.8%
         2,729   United Rentals, Inc. (b)............................................              90,821
         1,056   W.W. Grainger, Inc. ................................................             145,390
                                                                                          ---------------
                                                                                                  236,211
                                                                                          ---------------

                 WIRELESS TELECOMMUNICATION SERVICES - 2.4%
        16,129   MetroPCS Communications, Inc. (b)...................................             261,935
         1,925   Millicom International Cellular S.A. ...............................             185,127
         9,180   Vodafone Group PLC, ADR ............................................             263,925
                                                                                          ---------------
                                                                                                  710,987
                                                                                          ---------------

                 TOTAL INVESTMENTS - 98.5% ..........................................          29,458,369
                 (Cost $26,872,636) (c)

                 NET OTHER ASSETS AND LIABILITIES - 1.5% ............................             447,874
                                                                                          ---------------

                 NET ASSETS - 100.0% ................................................     $    29,906,243
                                                                                          ===============

-----------------------------

      (a) All percentages shown in the Portfolio of Investments are based on net assets.


                             See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (Continued)
MARCH 31, 2011 (UNAUDITED)


      (b)   Non-income producing security.

      (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,265,051 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $679,318.

           ADR American Depositary Receipt


VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of March 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   3/31/2011        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*...............................   $   29,458,369   $  29,458,369  $            --  $           --
                                                ===============  =============  ===============  ==============



* See the Portfolio of Investments for industry breakout.



                             See Notes to Quarterly Portfolio of Investments

THE DOW(R) DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2011 (UNAUDITED)


     SHARES                                     DESCRIPTION                                    VALUE
--------------   --------------------------------------------------------------------     ---------------

COMMON STOCKS - 98.3%

                 COMPUTERS & PERIPHERALS - 9.4%
        13,740   Hewlett-Packard Co. ................................................     $       562,928
                                                                                          ---------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 20.6%
        19,839   AT&T, Inc. .........................................................             607,073
        16,343   Verizon Communications, Inc. .......................................             629,859
                                                                                          ---------------
                                                                                                1,236,932
                                                                                          ---------------

                 FOOD & STAPLES RETAILING - 9.3%
        10,751   Wal-Mart Stores, Inc. ..............................................             559,589
                                                                                          ---------------

                 HOTELS, RESTAURANTS & LEISURE - 9.6%
         7,552   McDonald's Corp. ...................................................             574,632
                                                                                          ---------------

                 HOUSEHOLD PRODUCTS - 9.2%
         9,028   Procter & Gamble (The) Co. .........................................             556,125
                                                                                          ---------------

                 INSURANCE - 10.3%
        10,460   Travelers (The) Cos., Inc. .........................................             622,161
                                                                                          ---------------

                 IT SERVICES - 10.8%
         3,968   International Business Machines Corp. ..............................             647,062
                                                                                          ---------------

                 SOFTWARE - 8.8%
        20,788   Microsoft Corp. ....................................................             527,184
                                                                                          ---------------

                 SPECIALTY RETAIL - 10.3%
        16,665   Home Depot (The), Inc. .............................................             617,605
                                                                                          ---------------

                 TOTAL INVESTMENTS - 98.3% ..........................................           5,904,218
                 (Cost $5,594,811) (b)

                 NET OTHER ASSETS AND LIABILITIES - 1.7% ............................             104,985
                                                                                          ---------------

                 NET ASSETS - 100.0% ................................................     $     6,009,203
                                                                                          ===============

-----------------------------

      (a) All percentages shown in the Portfolio of Investments are based on net assets.

      (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $414,424 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $105,017.


                             See Notes to Quarterly Portfolio of Investments

THE DOW(R) DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (Continued)
MARCH 31, 2011 (UNAUDITED)




VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of March 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   3/31/2011        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*...............................   $     5,904,218  $   5,904,218  $            --  $           --
                                                ===============  =============  ===============  ==============



* See the Portfolio of Investments for industry breakout.






                             See Notes to Quarterly Portfolio of Investments

THE DOW(R) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2011 (UNAUDITED)


     SHARES                                     DESCRIPTION                                    VALUE
--------------   --------------------------------------------------------------------     ---------------

COMMON STOCKS - 98.1%

                 AEROSPACE & DEFENSE - 5.0%
         2,794   Huntington Ingalls Industries, Inc. (b).............................     $       115,972
        16,840   Northrop Grumman Corp. .............................................           1,056,036
                                                                                          ---------------
                                                                                                1,172,008
                                                                                          ---------------

                 BUILDING PRODUCTS - 5.1%
        85,967   Masco Corp. ........................................................           1,196,661
                                                                                          ---------------

                 COMMERCIAL BANKS - 4.9%
       108,937   F.N.B. Corp. .......................................................           1,148,196
                                                                                          ---------------

                 COMMERCIAL SERVICES & SUPPLIES - 5.2%
        63,899   R.R. Donnelley & Sons Co. ..........................................           1,208,969
                                                                                          ---------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 9.1%
        37,279   AT&T, Inc. .........................................................           1,140,738
        23,624   Centurylink, Inc. ..................................................             981,577
                                                                                          ---------------
                                                                                                2,122,315
                                                                                          ---------------

                 ELECTRIC UTILITIES - 18.9%
        35,202   Cleco Corp. ........................................................           1,207,077
        28,204   Edison International ...............................................           1,031,984
        15,372   Entergy Corp. ......................................................           1,033,152
        26,202   Pinnacle West Capital Corp. ........................................           1,121,184
                                                                                          ---------------
                                                                                                4,393,397
                                                                                          ---------------

                 HOUSEHOLD DURABLES - 5.0%
        47,341   Leggett & Platt, Inc. ..............................................           1,159,855
                                                                                          ---------------

                 INSURANCE - 9.5%
        34,241   Allstate Corp. .....................................................           1,088,179
        34,178   Cincinnati Financial Corp. .........................................           1,121,038
                                                                                          ---------------
                                                                                                2,209,217
                                                                                          ---------------

                 MULTI-UTILITIES - 20.0%
        29,651   Alliant Energy Corp. ...............................................           1,154,313
        35,989   Black Hills Corp. ..................................................           1,203,472
        22,286   Integrys Energy Group, Inc. ........................................           1,125,666
        61,976   NiSource, Inc. .....................................................           1,188,700
                                                                                          ---------------
                                                                                                4,672,151
                                                                                          ---------------

                 OIL, GAS & CONSUMABLE FUELS - 5.5%
        11,959   Chevron Corp. ......................................................           1,284,755
                                                                                          ---------------

                 PAPER & FOREST PRODUCTS - 5.4%
        41,483   Meadwestvaco Corp. .................................................           1,258,179
                                                                                          ---------------

                 THRIFTS & MORTGAGE FINANCE - 4.5%
        76,893   First Niagara Financial Group, Inc. ................................           1,044,207
                                                                                          ---------------


                             See Notes to Quarterly Portfolio of Investments


                                                                          Page 9


THE DOW(R) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (Continued)
MARCH 31, 2011 (UNAUDITED)


                                                DESCRIPTION                                    VALUE
                 --------------------------------------------------------------------     ---------------


                 TOTAL INVESTMENTS - 98.1% ..........................................     $    22,869,910
                 (Cost $21,381,736) (c)

                 NET OTHER ASSETS AND LIABILITIES - 1.9% ............................             431,547
                                                                                          ---------------

                 NET ASSETS - 100.0% ................................................     $    23,301,457
                                                                                          ===============

-----------------------------

      (a) All percentages shown in the Portfolio of Investments are based on net assets.

      (b)   Non-income producing security.

      (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,759,627 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $271,453.

VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of March 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   3/31/2011        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*...............................   $    22,869,910  $  22,869,910  $            --  $           --
                                                ===============  =============  ===============  ==============



* See the Portfolio of Investments for industry breakout.




                             See Notes to Quarterly Portfolio of Investments

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2011 (UNAUDITED)


     SHARES                                     DESCRIPTION                                    VALUE
--------------   --------------------------------------------------------------------     ---------------

COMMON STOCKS - 96.8%

                 CHINA - 21.0%
     4,308,000   Bank of China Ltd. .................................................     $     2,398,093
     3,087,000   Industrial & Commercial Bank of China Ltd. .........................           2,563,726
     1,756,000   PetroChina Co., Ltd., H Shares .....................................           2,659,331
                                                                                          ---------------
                                                                                                7,621,150
                                                                                          ---------------

                 HONG KONG - 12.0%
       669,000   BOC Hong Kong Holdings Ltd. ........................................           2,180,251
       479,000   Esprit Holdings Ltd. ...............................................           2,198,398
                                                                                          ---------------
                                                                                                4,378,649
                                                                                          ---------------

                 UNITED KINGDOM - 31.3%
       432,766   BAE Systems PLC ....................................................           2,255,609
       787,274   BT Group PLC .......................................................           2,344,039
       485,994   Man Group PLC ......................................................           1,917,125
     1,140,466   RSA Insurance Group PLC ............................................           2,405,853
       861,176   Vodafone Group PLC .................................................           2,438,358
                                                                                          ---------------
                                                                                               11,360,984
                                                                                          ---------------

                 UNITED STATES - 32.5%
        76,896   AT&T, Inc. .........................................................           2,353,018
       107,633   Intel Corp. ........................................................           2,170,958
        71,415   Kraft Foods, Inc., Class A .........................................           2,239,574
       128,060   Pfizer, Inc. .......................................................           2,600,898
        63,347   Verizon Communications, Inc. .......................................           2,441,393
                                                                                          ---------------
                                                                                               11,805,841
                                                                                          ---------------

                 TOTAL INVESTMENTS - 96.8% ..........................................          35,166,624
                 (Cost $34,385,268) (b)

                 NET OTHER ASSETS AND LIABILITIES - 3.2% ............................           1,180,110
                                                                                          ---------------

                 NET ASSETS - 100.0% ................................................     $    36,346,734
                                                                                          ===============

-----------------------------

      (a) All percentages shown in the Portfolio of Investments are based on net assets.

      (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,909,910 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,128,554.



                             See Notes to Quarterly Portfolio of Investments

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (Continued)
MARCH 31, 2011 (UNAUDITED)




VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of March 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   3/31/2011        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*......................            $35,166,624      $35,166,624    $            --  $           --
                                                ===============  =============  ===============  ==============

* See the Portfolio of Investments for country breakout.



INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

              Commercial Banks                                  19.7%
              Diversified Telecommunication Services            19.7
              Oil, Gas & Consumable Fuels                        7.3
              Pharmaceuticals                                    7.1
              Wireless Telecommunication Services                6.7
              Insurance                                          6.6
              Aerospace & Defense                                6.2
              Food Products                                      6.2
              Specialty Retail                                   6.0
              Semiconductors & Semiconductor Equipment           6.0
              Capital Markets                                    5.3
              Net Other Assets and Liabilities                   3.2
                                                               ------
                                                               100.0%
                                                               ======




                             See Notes to Quarterly Portfolio of Investments

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2011 (UNAUDITED)


     SHARES                                     DESCRIPTION                                    VALUE
--------------   --------------------------------------------------------------------     ---------------

COMMON STOCKS - 98.7%

                 AEROSPACE & DEFENSE - 6.1%
         1,432   Huntington Ingalls Industries, Inc. (b).............................     $        59,449
         8,595   Northrop Grumman Corp. .............................................             538,992
                                                                                          ---------------
                                                                                                  598,441
                                                                                          ---------------

                 BIOTECHNOLOGY - 5.6%
         7,382   Biogen Idec, Inc. (b)...............................................             541,765
                                                                                          ---------------

                 CHEMICALS - 1.1%
           718   PPG Industries, Inc. ...............................................              68,361
           475   Sherwin-Williams (The) Co. .........................................              39,895
                                                                                          ---------------
                                                                                                  108,256
                                                                                          ---------------

                 ENERGY EQUIPMENT & SERVICES - 0.3%
           333   FMC Technologies, Inc. (b)..........................................              31,462
                                                                                          ---------------

                 FOOD PRODUCTS - 1.0%
         1,684   Mead Johnson Nutrition Co. .........................................              97,554
                                                                                          ---------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - 5.5%
         2,890   C.R. Bard, Inc. ....................................................             287,006
         3,737   Varian Medical Systems, Inc. (b)....................................             252,771
                                                                                          ---------------
                                                                                                  539,777
                                                                                          ---------------

                 INSURANCE - 16.1%
         4,157   ACE Ltd. ...........................................................             268,958
        12,724   Berkshire Hathaway, Inc. (b)........................................           1,064,108
         3,741   Chubb Corp. ........................................................             229,361
                                                                                          ---------------
                                                                                                1,562,427
                                                                                          ---------------

                 INTERNET & CATALOG RETAIL - 4.7%
         1,927   Netflix, Inc. (b)...................................................             457,335
                                                                                          ---------------

                 IT SERVICES - 3.0%
         5,768   Teradata Corp. (b)..................................................             292,438
                                                                                          ---------------

                 MACHINERY - 2.0%
         3,417   Pall Corp. .........................................................             196,853
                                                                                          ---------------

                 METALS & MINING - 2.4%
         4,135   Freeport-McMoRan Copper & Gold, Inc. ...............................             229,699
                                                                                          ---------------

                 MULTILINE RETAIL - 2.4%
         4,538   Family Dollar Stores, Inc. .........................................             232,890
                                                                                          ---------------

                 OIL, GAS & CONSUMABLE FUELS - 12.7%
        14,295   Exxon Mobil Corp. ..................................................           1,202,638
           376   Newfield Exploration Co. (b)........................................              28,580
                                                                                          ---------------
                                                                                                1,231,218
                                                                                          ---------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 17.3%
        40,073   Texas Instruments, Inc. ............................................           1,384,923
         8,926   Xilinx, Inc. .......................................................             292,773
                                                                                          ---------------
                                                                                                1,677,696
                                                                                          ---------------


                             See Notes to Quarterly Portfolio of Investments


                                                                         Page 13


S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (Continued)
MARCH 31, 2011 (UNAUDITED)


     SHARES                                     DESCRIPTION                                    VALUE
--------------   --------------------------------------------------------------------     ---------------

COMMON STOCKS - (Continued)

                 SPECIALTY RETAIL - 4.4%
         1,577   AutoZone, Inc. (b)..................................................     $       431,404
                                                                                          ---------------

                 TOBACCO - 11.2%
         1,216   Lorillard, Inc. ....................................................             115,532
        14,768   Philip Morris International, Inc. ..................................             969,224
                                                                                          ---------------
                                                                                                1,084,756
                                                                                          ---------------

                 TRADING COMPANIES & DISTRIBUTORS - 2.9%
         2,037   W.W. Grainger, Inc. ................................................             280,454
                                                                                          ---------------

                 TOTAL INVESTMENTS - 98.7% ..........................................           9,594,425
                 (Cost $8,764,944) (c)

                 NET OTHER ASSETS AND LIABILITIES - 1.3% ............................             122,730
                                                                                          ---------------

                 NET ASSETS - 100.0% ................................................     $     9,717,155
                                                                                          ===============

-----------------------------

      (a) All percentages shown in the Portfolio of Investments are based on net assets.

      (b)   Non-income producing security.

      (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $861,340 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $31,859.


VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of March 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   3/31/2011        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*...............................   $     9,594,425  $   9,594,425  $            --  $           --
                                                ===============  =============  ===============  ==============



* See the Portfolio of Investments for industry breakout.




                             See Notes to Quarterly Portfolio of Investments

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2011 (UNAUDITED)


     SHARES                                     DESCRIPTION                                    VALUE
--------------   --------------------------------------------------------------------     ---------------

COMMON STOCKS - 98.4%

                 COMPUTERS & PERIPHERALS - 13.1%
         1,216   Apple, Inc. (b).....................................................     $       423,715
         7,942   SanDisk Corp. (b)...................................................             366,047
                                                                                          ---------------
                                                                                                  789,762
                                                                                          ---------------

                 INTERNET & CATALOG RETAIL - 21.6%
        21,089   Liberty Media Corp. - Interactive, Class A (b)......................             338,268
         1,983   Netflix, Inc. (b)...................................................             470,625
           975   priceline.com, Inc. (b).............................................             493,779
                                                                                          ---------------
                                                                                                1,302,672
                                                                                          ---------------

                 INTERNET SOFTWARE & SERVICES - 16.3%
         3,990   Baidu, Inc., ADR (b)................................................             549,862
        13,941   eBay, Inc. (b)......................................................             432,728
                                                                                          ---------------
                                                                                                  982,590
                                                                                          ---------------

                 IT SERVICES - 7.2%
         5,331   Cognizant Technology Solutions Corp., Class A (b)...................             433,943
                                                                                          ---------------

                 MACHINERY - 6.3%
         3,859   Joy Global, Inc. ...................................................             381,308
                                                                                          ---------------

                 MEDIA - 5.5%
        11,778   Virgin Media, Inc. .................................................             327,311
                                                                                          ---------------

                 MULTILINE RETAIL - 4.3%
         4,632   Dollar Tree, Inc. (b)...............................................             257,169
                                                                                          ---------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.4%
        10,979   Altera Corp. .......................................................             483,296
         4,590   LAM Research Corp. (b)..............................................             260,069
                                                                                          ---------------
                                                                                                  743,365
                                                                                          ---------------

                 SPECIALTY RETAIL - 5.2%
         4,419   Ross Stores, Inc. ..................................................             314,279
                                                                                          ---------------

                 WIRELESS TELECOMMUNICATION SERVICES - 6.5%
         4,070   Millicom International Cellular S.A. ...............................             391,412
                                                                                          ---------------

                 TOTAL INVESTMENTS - 98.4% ..........................................           5,923,811
                 (Cost $5,260,635) (c)

                 NET OTHER ASSETS AND LIABILITIES - 1.6% ............................              97,591
                                                                                          ---------------

                 NET ASSETS - 100.0% ................................................     $     6,021,402
                                                                                          ===============

-----------------------------

      (a) All percentages shown in the Portfolio of Investments are based on net assets.

      (b)   Non-income producing security.

      (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $706,356 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $43,180.



                             See Notes to Quarterly Portfolio of Investments

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (Continued)
MARCH 31, 2011 (UNAUDITED)


      ADR   American Depositary Receipt


VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of March 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   3/31/2011        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*...............................   $     5,923,811  $   5,923,811  $            --  $           --
                                                ===============  =============  ===============  ==============



* See the Portfolio of Investments for industry breakout.




                             See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2011 (UNAUDITED)


     SHARES                                     DESCRIPTION                                    VALUE
--------------   --------------------------------------------------------------------     ---------------

COMMON STOCKS - 98.0%

                 AEROSPACE & DEFENSE - 2.0%
         1,312   Ceradyne, Inc. (b)..................................................     $        59,145
           476   Huntington Ingalls Industries, Inc. (b).............................              19,775
         2,859   Northrop Grumman Corp. .............................................             179,288
                                                                                          ---------------
                                                                                                  258,208
                                                                                          ---------------

                 AIR FREIGHT & LOGISTICS - 0.3%
         1,745   Park-Ohio Holdings Corp. (b)........................................              36,052
                                                                                          ---------------

                 AIRLINES - 0.4%
         5,744   US Airways Group, Inc. (b)..........................................              50,030
                                                                                          ---------------

                 AUTO COMPONENTS - 4.3%
         3,188   Autoliv, Inc. ......................................................             236,645
         2,187   Tenneco, Inc. (b)...................................................              92,838
         4,330   TRW Automotive Holdings Corp. (b)...................................             238,497
                                                                                          ---------------
                                                                                                  567,980
                                                                                          ---------------

                 AUTOMOBILES - 7.0%
        55,376   Ford Motor Co. (b)..................................................             825,656
         1,249   Honda Motor Co., Ltd., ADR .........................................              46,850
           627   Toyota Motor Corp., ADR ............................................              50,317
                                                                                          ---------------
                                                                                                  922,823
                                                                                          ---------------

                 BUILDING PRODUCTS - 1.5%
        14,591   Masco Corp. ........................................................             203,107
                                                                                          ---------------

                 CAPITAL MARKETS - 0.8%
           950   Deutsche Bank AG ...................................................              56,117
         1,166   Piper Jaffray Cos. (b)..............................................              48,307
                                                                                          ---------------
                                                                                                  104,424
                                                                                          ---------------

                 CHEMICALS - 1.0%
         1,609   Ashland, Inc. ......................................................              92,936
         1,064   OM Group, Inc. (b)..................................................              38,878
                                                                                          ---------------
                                                                                                  131,814
                                                                                          ---------------

                 COMMERCIAL BANKS - 4.9%
         4,678   Banco Santander S.A., ADR ..........................................              54,826
         2,997   Barclays PLC, ADR ..................................................              54,366
         4,213   East West Bancorp, Inc. ............................................              92,517
        18,492   F.N.B. Corp. .......................................................             194,906
         3,977   International Bancshares Corp. .....................................              72,938
         9,127   Mitsubishi UFJ Financial Group, Inc., ADR ..........................              41,984
        12,845   Mizuho Financial Group, Inc., ADR ..................................              42,645
         6,869   Sumitomo Mitsui Financial Group, Inc., ADR .........................              42,931
           426   Westpac Banking Corp., ADR .........................................              53,293
                                                                                          ---------------
                                                                                                  650,406
                                                                                          ---------------

                 COMMERCIAL SERVICES & SUPPLIES - 1.9%
         1,312   G&K Services, Inc. .................................................              43,624



                             See Notes to Quarterly Portfolio of Investments


                                                                         Page 17


FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (Continued)
MARCH 31, 2011 (UNAUDITED)


     SHARES                                     DESCRIPTION                                    VALUE
--------------   --------------------------------------------------------------------     ---------------

COMMON STOCKS - (ContinueD)

                 COMMERCIAL SERVICES & SUPPLIES - (Continued)
        10,845   R.R. Donnelley & Sons Co. ..........................................     $       205,187
                                                                                          ---------------
                                                                                                  248,811
                                                                                          ---------------

                 COMMUNICATIONS EQUIPMENT - 1.1%
         1,709   Bel Fuse, Inc. .....................................................              37,615
         1,040   Black Box Corp. ....................................................              36,556
         2,973   Finisar Corp. (b)...................................................              73,136
                                                                                          ---------------
                                                                                                  147,307
                                                                                          ---------------

                 CONSTRUCTION MATERIALS - 0.4%
         8,531   Headwaters, Inc. (b)................................................              50,333
                                                                                          ---------------

                 CONTAINERS & PACKAGING - 0.3%
         4,106   Myers Industries, Inc. .............................................              40,772
                                                                                          ---------------

                 DIVERSIFIED FINANCIAL SERVICES - 0.5%
         5,142   ING Groep N.V., ADR (b).............................................              65,355
                                                                                          ---------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 4.6%
         6,329   AT&T, Inc. .........................................................             193,668
         4,010   Centurylink, Inc. ..................................................             166,616
         3,444   China Unicom (Hong Kong), Ltd., ADR ................................              57,170
         2,355   France Telecom S.A., ADR ...........................................              53,011
         2,798   General Communication, Inc. (b).....................................              30,610
         2,196   Nippon Telegraph & Telephone Corp., ADR ............................              49,388
         3,806   Telecom Italia SpA, ADR ............................................              58,536
                                                                                          ---------------
                                                                                                  608,999
                                                                                          ---------------

                 ELECTRIC UTILITIES - 8.7%
         8,631   Cleco Corp. ........................................................             295,957
         4,790   Edison International ...............................................             175,266
         2,609   Entergy Corp. ......................................................             175,351
         4,230   Great Plains Energy, Inc. ..........................................              84,684
         3,726   Korea Electric Power Corp., ADR ....................................              45,606
         5,874   NV Energy, Inc. ....................................................              87,464
         4,449   Pinnacle West Capital Corp. ........................................             190,373
         6,240   PNM Resources, Inc. ................................................              93,101
                                                                                          ---------------
                                                                                                1,147,802
                                                                                          ---------------

                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.5%
         2,405   Arrow Electronics, Inc. (b).........................................             100,721
         2,279   Benchmark Electronics, Inc. (b).....................................              43,233
         2,544   Electro Scientific Industries, Inc. (b).............................              44,164
           952   Hitachi Ltd., ADR ..................................................              49,152
         4,297   Ingram Micro, Inc. (b)..............................................              90,366
         3,569   Power-One, Inc. (b).................................................              31,229
         5,475   Vishay Intertechnology, Inc. (b)....................................              97,126
                                                                                          ---------------
                                                                                                  455,991
                                                                                          ---------------

                 ENERGY EQUIPMENT & SERVICES - 4.5%
           866   Bristow Group, Inc. (b).............................................              40,962



                             See Notes to Quarterly Portfolio of Investments


                                                                         Page 18


FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (Continued)
MARCH 31, 2011 (UNAUDITED)


     SHARES                                     DESCRIPTION                                    VALUE
--------------   --------------------------------------------------------------------     ---------------

COMMON STOCKS - (Continued)

                 ENERGY EQUIPMENT & SERVICES - (Continued)
         3,420   Exterran Holdings, Inc. (b).........................................     $        81,157
         6,834   Helix Energy Solutions Group, Inc. (b)..............................             117,545
         4,563   Pioneer Drilling Co. (b)............................................              62,969
         5,398   RPC, Inc. ..........................................................             136,677
           400   SEACOR Holdings, Inc. ..............................................              36,984
         1,787   Unit Corp. (b)......................................................             110,705
                                                                                          ---------------
                                                                                                  586,999
                                                                                          ---------------

                 FOOD PRODUCTS - 0.7%
         3,904   Smithfield Foods, Inc. (b)..........................................              93,930
                                                                                          ---------------

                 HEALTH CARE PROVIDERS & SERVICES - 1.4%
         1,224   Amedisys, Inc. (b)..................................................              42,840
         4,647   Cross Country Healthcare, Inc. (b)..................................              36,386
         4,411   Kindred Healthcare, Inc. (b)........................................             105,335
                                                                                          ---------------
                                                                                                  184,561
                                                                                          ---------------

                 HOTELS, RESTAURANTS & LEISURE - 0.6%
         8,052   Boyd Gaming Corp. (b)...............................................              75,447
                                                                                          ---------------

                 HOUSEHOLD DURABLES - 3.7%
         3,580   American Greetings Corp. ...........................................              84,488
         8,034   Leggett & Platt, Inc. ..............................................             196,833
         1,409   Mohawk Industries, Inc. (b).........................................              86,160
         3,501   Panasonic Corp., ADR ...............................................              44,078
         1,377   Sony Corp., ADR ....................................................              43,830
         9,586   Standard Pacific Corp. (b)..........................................              35,756
                                                                                          ---------------
                                                                                                  491,145
                                                                                          ---------------

                 INSURANCE - 5.8%
         5,812   Allstate Corp. .....................................................             184,705
         2,531   American Financial Group, Inc. .....................................              88,636
         5,801   Cincinnati Financial Corp. .........................................             190,273
           650   Infinity Property & Casualty Corp. .................................              38,669
         2,889   Manulife Financial Corp. ...........................................              51,106
         3,046   Protective Life Corp. ..............................................              80,871
         1,808   Stancorp Financial Group, Inc. .....................................              83,385
         1,636   Sun Life Financial, Inc. ...........................................              51,419
                                                                                          ---------------
                                                                                                  769,064
                                                                                          ---------------

                 INTERNET SOFTWARE & SERVICES - 0.3%
         6,143   United Online, Inc. ................................................              38,732
                                                                                          ---------------

                 IT SERVICES - 0.7%
         6,245   Convergys Corp. (b).................................................              89,678
                                                                                          ---------------

                 LEISURE EQUIPMENT & PRODUCTS - 0.3%
         2,239   Jakks Pacific, Inc. (b).............................................              43,325
                                                                                          ---------------

                 LIFE SCIENCES TOOLS & SERVICES - 0.3%
         8,195   Affymetrix, Inc. (b)................................................              42,696
                                                                                          ---------------



                             See Notes to Quarterly Portfolio of Investments


                                                                         Page 19


FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (Continued)
MARCH 31, 2011 (UNAUDITED)


     SHARES                                     DESCRIPTION                                    VALUE
--------------   --------------------------------------------------------------------     ---------------

COMMON STOCKS - (Continued)

                 MACHINERY - 5.3%
         3,064   NN, Inc. (b)........................................................     $        55,949
        19,123   Tata Motors Ltd., ADR ..............................................             531,428
         3,140   Trinity Industries, Inc. ...........................................             115,144
                                                                                          ---------------
                                                                                                  702,521
                                                                                          ---------------

                 MEDIA - 1.3%
         4,022   E.W. Scripps Co. (b)................................................              39,818
         2,761   Scholastic Corp. ...................................................              74,657
         1,784   Valassis Communications, Inc. (b)...................................              51,986
                                                                                          ---------------
                                                                                                  166,461
                                                                                          ---------------

                 METALS & MINING - 1.1%
           464   POSCO, ADR .........................................................              53,030
         1,609   Reliance Steel & Aluminum Co. ......................................              92,968
                                                                                          ---------------
                                                                                                  145,998
                                                                                          ---------------

                 MULTI-UTILITIES - 6.7%
         5,032   Alliant Energy Corp. ...............................................             195,896
         6,109   Black Hills Corp. ..................................................             204,285
         3,781   Integrys Energy Group, Inc. ........................................             190,978
         4,081   MDU Resources Group, Inc. ..........................................              93,740
        10,520   NiSource, Inc. .....................................................             201,774
                                                                                          ---------------
                                                                                                  886,673
                                                                                          ---------------

                 MULTILINE RETAIL - 0.6%
         2,099   Dillard's, Inc. ....................................................              84,212
                                                                                          ---------------

                 OIL, GAS & CONSUMABLE FUELS - 4.7%
         2,030   Chevron Corp. ......................................................             218,083
         3,293   Comstock Resources, Inc. (b)........................................             101,885
         1,132   Eni S.p.A., ADR ....................................................              55,615
         2,351   Penn Virginia Corp. ................................................              39,873
         1,350   Petroleo Brasileiro S.A., ADR ......................................              54,580
         2,586   Plains Exploration & Production Co. (b).............................              93,691
         1,779   Repsol YPF S.A., ADR ...............................................              61,287
                                                                                          ---------------
                                                                                                  625,014
                                                                                          ---------------

                 PAPER & FOREST PRODUCTS - 2.3%
         8,561   Louisiana-Pacific Corp. (b).........................................              89,890
         7,042   MeadWestvaco Corp. .................................................             213,584
                                                                                          ---------------
                                                                                                  303,474
                                                                                          ---------------

                 PROFESSIONAL SERVICES - 0.6%
         2,176   CDI Corp. ..........................................................              32,183
         2,145   Kelly Services, Inc. (b)............................................              46,568
                                                                                          ---------------
                                                                                                   78,751
                                                                                          ---------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
        16,846   Atmel Corp. (b).....................................................             229,611
         4,514   Fairchild Semiconductor International, Inc. (b).....................              82,155
         3,662   Pericom Semiconductor Corp. (b).....................................              37,975



                             See Notes to Quarterly Portfolio of Investments


                                                                         Page 20


FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (Continued)
MARCH 31, 2011 (UNAUDITED)


     SHARES                                     DESCRIPTION                                    VALUE
--------------   --------------------------------------------------------------------     ---------------

COMMON STOCKS - (Continued)

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - (Continued)
        10,130   RF Micro Devices, Inc. (b)..........................................     $        64,933
         5,781   TriQuint Semiconductor, Inc. (b)....................................              74,633
                                                                                          ---------------
                                                                                                  489,307
                                                                                          ---------------

                 SPECIALTY RETAIL - 1.9%
           982   Group 1 Automotive, Inc. ...........................................              42,030
         3,027   Haverty Furniture Cos., Inc. .......................................              40,138
         2,883   Lithia Motors, Inc. ................................................              42,034
         3,493   Pier 1 Imports, Inc. (b)............................................              35,454
         6,495   Sally Beauty Holdings, Inc. (b).....................................              90,995
                                                                                          ---------------
                                                                                                  250,651
                                                                                          ---------------

                 TEXTILES, APPAREL & LUXURY GOODS - 3.2%
         1,427   Deckers Outdoor Corp. (b)...........................................             122,936
         2,403   Fossil, Inc. (b)....................................................             225,041
         2,574   Movado Group, Inc. .................................................              37,786
         1,488   Perry Ellis International, Inc. (b).................................              40,950
                                                                                          ---------------
                                                                                                  426,713
                                                                                          ---------------

                 THRIFTS & MORTGAGE FINANCE - 1.3%
        13,053   First Niagara Financial Group, Inc. ................................             177,260
                                                                                          ---------------

                 TRADING COMPANIES & DISTRIBUTORS - 1.2%
         2,292   GATX Corp. .........................................................              88,609
         2,206   United Rentals, Inc. (b) ...........................................              73,415
                                                                                          ---------------
                                                                                                  162,024
                                                                                          ---------------

                 WIRELESS TELECOMMUNICATION SERVICES - 2.6%
        13,030   MetroPCS Communications, Inc. ......................................             211,607
         2,840   NTT DoCoMo, Inc., ADR ..............................................              49,956
         2,236   Telephone & Data Systems, Inc. .....................................              75,353
                                                                                          ---------------
                                                                                                  336,916
                                                                                          ---------------

                 TOTAL INVESTMENTS (C) - 98.0% ......................................          12,941,766
                 (Cost $12,348,065)

                 NET OTHER ASSETS AND LIABILITIES - 2.0% ............................             257,397
                                                                                          ---------------

                 NET ASSETS - 100.0% ................................................     $    13,199,163
                                                                                          ===============

-----------------------------

      (a) All percentages shown in the Portfolio of Investments are based on net assets.

      (b)   Non-income producing security.

      (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $979,641 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $385,940.

      ADR   American Depositary Receipt



                             See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (Continued)
MARCH 31, 2011 (UNAUDITED)




VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of March 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   3/31/2011        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*...............................   $    12,941,766  $  12,941,766  $            --  $           --
                                                ===============  =============  ===============  ==============



* See the Portfolio of Investments for industry breakout.




                             See Notes to Quarterly Portfolio of Investments

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2011 (UNAUDITED)



     SHARES                                     DESCRIPTION                                    VALUE
--------------   --------------------------------------------------------------------     ---------------

COMMON STOCKS - 98.5%

                 AIR FREIGHT & LOGISTICS - 0.9%
         5,213   Park-Ohio Holdings Corp. (b)........................................     $       107,700
                                                                                          ---------------

                 AIRLINES - 1.9%
        26,190   US Airways Group, Inc. (b)..........................................             228,115
                                                                                          ---------------

                 AUTO COMPONENTS - 17.3%
        10,510   Autoliv, Inc. ......................................................             780,158
         9,974   Tenneco, Inc. (b)...................................................             423,396
        15,827   TRW Automotive Holdings Corp. (b)...................................             871,751
                                                                                          ---------------
                                                                                                2,075,305
                                                                                          ---------------

                 AUTOMOBILES - 6.2%
        49,619   Ford Motor Co. (b)..................................................             739,819
                                                                                          ---------------

                 COMMUNICATIONS EQUIPMENT - 2.8%
        13,551   Finisar Corp. (b)...................................................             333,355
                                                                                          ---------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
         8,352   General Communication, Inc. (b).....................................              91,371
                                                                                          ---------------

                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 5.0%
        17,835   Power-One, Inc. (b).................................................             156,056
        24,963   Vishay Intertechnology, Inc. (b)....................................             442,844
                                                                                          ---------------
                                                                                                  598,900
                                                                                          ---------------

                 ENERGY EQUIPMENT & SERVICES - 5.2%
        24,613   RPC, Inc. ..........................................................             623,201
                                                                                          ---------------

                 MACHINERY - 8.0%
         9,145   NN, Inc. (b)........................................................             166,987
        28,701   Tata Motors Ltd., ADR ..............................................             797,601
                                                                                          ---------------
                                                                                                  964,588
                                                                                          ---------------

                 MEDIA - 2.0%
         8,133   Valassis Communications, Inc. (b)...................................             236,996
                                                                                          ---------------

                 MULTILINE RETAIL - 3.2%
         9,567   Dillard's, Inc. ....................................................             383,828
                                                                                          ---------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 16.2%
        68,194   Atmel Corp. (b).....................................................             929,484
        20,586   Fairchild Semiconductor International, Inc. (b).....................             374,665
        46,178   RF Micro Devices, Inc. (b)..........................................             296,001
        26,352   TriQuint Semiconductor, Inc. (b)....................................             340,205
                                                                                          ---------------
                                                                                                1,940,355
                                                                                          ---------------

                 SPECIALTY RETAIL - 5.1%
        19,428   Pier 1 Imports, Inc. (b)............................................             197,194
        29,617   Sally Beauty Holdings, Inc. (b).....................................             414,934
                                                                                          ---------------
                                                                                                  612,128
                                                                                          ---------------

                 TEXTILES, APPAREL & LUXURY GOODS - 13.2%
         6,506   Deckers Outdoor Corp. (b)...........................................             560,492



                             See Notes to Quarterly Portfolio of Investments


                                                                         Page 23


VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (Continued)
MARCH 31, 2011 (UNAUDITED)


     SHARES                                     DESCRIPTION                                    VALUE
--------------   --------------------------------------------------------------------     ---------------

COMMON STOCKS - (Continued)

                 TEXTILES, APPAREL & LUXURY GOODS - (Continued)
        10,955   Fossil, Inc. (b)....................................................     $     1,025,936
                                                                                          ---------------
                                                                                                1,586,428
                                                                                          ---------------

                 TRADING COMPANIES & DISTRIBUTORS - 2.8%
        10,057   United Rentals, Inc. (b)............................................             334,697
                                                                                          ---------------

                 WIRELESS TELECOMMUNICATION SERVICES - 8.0%
        59,422   MetroPCS Communications, Inc. (b)...................................             965,013
                                                                                          ---------------

                 TOTAL INVESTMENTS - 98.5% ..........................................          11,821,799
                 (Cost $11,127,970) (c)

                 NET OTHER ASSETS AND LIABILITIES - 1.5% ............................             184,037
                                                                                          ---------------

                 NET ASSETS - 100.0% ................................................     $    12,005,836
                                                                                          ===============

-----------------------------

      (a) All percentages shown in the Portfolio of Investments are based on net assets.

      (b)   Non-income producing security.

      (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,262,993 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $569,164.

      ADR   American Depositary Receipt


VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of March 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   3/31/2011        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*...............................   $    11,821,799  $  11,821,799  $            --  $           --
                                                ===============  =============  ===============  ==============



* See the Portfolio of Investments for industry breakout.




                             See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                       FIRST DEFINED PORTFOLIO FUND, LLC
                           MARCH 31, 2011 (UNAUDITED)


                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

First Defined Portfolio Fund, LLC (the "Registrant"), a non-diversified open-end management investment company, offers eight managed investment portfolios (each a "Portfolio," and collectively, the "Portfolios") as follows:

    Target Managed VIP Portfolio
    The Dow(R) DART 10 Portfolio
    The Dow(R) Target Dividend Portfolio
    Global Dividend Target 15 Portfolio
    S&P(R) Target 24 Portfolio
    NASDAQ(R) Target 15 Portfolio
    First Trust Target Focus Four Portfolio
    Value Line(R) Target 25 Portfolio

The net asset value ("NAV") of each Portfolio's Membership Interests (each an "Interest" and collectively, the "Interests") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Interest is calculated by dividing the value of all assets of a Portfolio (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid, and any borrowings of the Fund) by the total number of Interests outstanding.

Each Portfolio's investments are valued daily in accordance with valuation procedures adopted by the Registrant's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). All securities and other assets of a Portfolio initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. The following securities, for which accurate and reliable market quotations are readily available, will be valued as follows:

      Common stocks, and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities traded in the over-the-counter market are valued at their closing bid prices.

All market quotations used in valuing a Portfolio's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Registrant's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value a Portfolio's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect a Portfolio's NAV, First Trust will use a fair value method to value a Portfolio's securities. The use of fair value pricing is governed by valuation procedures adopted by the Registrant's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which a Portfolio might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which a Portfolio might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to the following:

      1)  the type of security;

      2)  the size of the holding;

      3)  transactions in comparable securities;

      4)  price quotes from dealers and/or pricing services;

      5)  relationships among various securities;

      6) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      7)  an analysis of the issuer's financial statements; and

      8) the existence of merger proposals or tender offers that might affect the value of the security.

                       FIRST DEFINED PORTFOLIO FUND, LLC
                           MARCH 31, 2011 (UNAUDITED)


If the security in question is a foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)  ADR trading of similar securities;

      3)  foreign currency exchange activity;

      4) the trading prices of financial products that are tied to baskets of foreign securities;

      5)  factors relating to the event that precipitated the pricing problem;

      6)  whether the event is likely to recur; and

      7) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

                    o   Quoted prices for similar securities in active markets.

                    o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

                    o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

                    o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Portfolio's investments as of March 31, 2011, is included with each Portfolio's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FOREIGN CURRENCY:

The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

ADDITIONAL INFORMATION

                       FIRST DEFINED PORTFOLIO FUND, LLC
                           MARCH 31, 2011 (UNAUDITED)


                             LICENSING INFORMATION

"Dow Jones Industrial Average(SM)," "DJIA(SM)," "The Dow Jones Select Dividend Index(SM)," "Dow Industrials(SM)," "The Dow(R)," "Dow 30(SM)," and "The Dow 10(SM)" are service marks or registered trademarks, as applicable, of CME Group Index Services LLC ("CME") and have been licensed for use for certain purposes by First Trust on behalf of the Registrant. None of the Portfolios, including, and in particular, Target Managed VIP Portfolio, The Dow(R) Target Dividend Portfolio, The Dow(R) DART 10 Portfolio and the First Trust Target Focus Four Portfolio, are endorsed, sold, or promoted by CME, and CME makes no representation regarding the advisability of investing in such products.

"The NASDAQ-100(R)", "NASDAQ-100 Index(R)", "NASDAQ Stock Market(R)" and "NASDAQ(R)" are registered trademarks of The Nasdaq OMX Group, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by First Trust on behalf of the Registrant. The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio have not been passed on by the Corporations as to their legality or suitability. The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE REGISTRANT.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500", "500",
S&P MidCap 400", "Standard & Poor's MidCap 400", "S&P SmallCap 600" and "Standard & Poor's SmallCap 600" are trademarks of Standard & Poor's Financial Services LLC and have been licensed for use by First Trust on behalf of the Registrant. The S&P(R) Target 24 Portfolio, the Target Managed VIP Portfolio and the First Trust Target Focus Four Portfolio are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the S&P(R) Target 24 Portfolio, the Target Managed VIP Portfolio or the First Trust Target Focus Four Portfolio. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations on behalf of Standard & Poor's.

"Value Line(R)", "The Value Line Investment Survey," and "Value Line Timeliness(TM) Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to First Trust on behalf of the Registrant. The Target Managed VIP Portfolio, the Value Line(R) Target 25 Portfolio and the First Trust Target Focus Four Portfolio are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the Target Managed VIP Portfolio, the Value Line(R) Target 25 Portfolio or the First Trust Target Focus Four Portfolio.

"NYSE(R)" and "NYSE International 100 Index(R)" are registered trademarks of NYSE Group, Inc. and have been licensed for use for certain purposes by First Trust. The First Trust Target Focus Four Portfolio, based in part on the NYSE International 100 Index(R), is not sponsored, endorsed, sold or promoted by NYSE Group, Inc. or any of its affiliates, and NYSE Group, Inc. and its affiliates make no representation regarding the advisability of investing in such product. NYSE Group, Inc. has no relationship to the First Trust Target Focus Four Portfolio or First Trust other than the licensing of NYSE International 100 Index(R) and its registered trademarks for use in connection with the First Trust Target Focus Four Portfolio.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      First Defined Portfolio Fund, LLC
                                  ---------------------------------------------

By (Signature and Title)*         /s/ James A. Bowen
                                  ---------------------------------------------
                                  James A. Bowen, Chairman of the Board,
                                  President and Chief Executive Officer
                                  (principal executive officer)

Date  May 26, 2011
      ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ James A. Bowen
                                  ---------------------------------------------
                                  James A. Bowen, Chairman of the Board,
                                  President and Chief Executive Officer
                                  (principal executive officer)

Date  May 26, 2011
      ---------------------


By (Signature and Title)*         /s/ Mark R. Bradley
                                  ---------------------------------------------
                                  Mark R. Bradley, Treasurer, Chief Financial
                                  Officer and Chief Accounting Officer
                                  (principal financial officer)

Date  May 26, 2011
      ---------------------


* Print the name and title of each signing officer under his or her signature.